DEBENTURES AND NOTES (Details Narrative 2) - USD ($)			2 Months Ended	3 Months Ended	12 Months Ended
	May 18, 2016	Dec. 23, 2015	Dec. 31, 2015	Dec. 31, 2015	Nov. 01, 2015	Jan. 26, 2016	Sep. 30, 2015
Exercise price	$ 0.058					$ 0.10	$ 0.1400
Warrant exercise term	1 year 6 months
Fair value of warrants			$ 208,597	$ 208,597
Dividend yield				0.00%
Risk-free interest rate				1.74%
Expected term				5 years
Volatility				202.00%
Senior Debentures [Member]
Offering amount					$ 3,000,000
Number of shares called by warrant					8,000,000
Percent exercisable at different pricing					50.00%
Debt interest rate					11.00%
Debt term			2 years		2 years
Pledged collateral - common stock					49.00%
Warrant exercise term			5 years		5 years
Fair value of warrants					$ 208,597
Risk-free interest rate			1.74%
Senior Debentures [Member] | Maxim Group LLC [Member]
Exercise price		$ 0.06875
Fair value of warrants		$ 116,599
Commision rate (percent)		7.00%	7.00%
Securities sold in offering (percent)			8.00%	8.00%
Exercise price of warrants (percent)			110.00%	110.00%
Issuance of warrants for services		4,848,000	4,480,000
Average exercise price			$ 0.6875
Senior Debentures [Member] | First 50% [Member]
Exercise price					$ 0.05
Percent exercisable at different pricing					50.00%
Senior Debentures [Member] | Second 50% [Member]
Exercise price					$ 0.075
Percent exercisable at different pricing					50.00%